Document and Entity Information	May 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Entity File Number	001-35931
Entity Registrant Name	Constellium SE
Entity Central Index Key	0001563411
Entity Incorporation, State or Country Code	I0
Entity Tax Identification Number	98-0667516
Entity Address, Address Line One	300 East Lombard Street
Entity Address, Address Line Two	Suite 1710
Entity Address, City or Town	Baltimore
Entity Address, Country	MD
Entity Address, Postal Zip Code	21202
City Area Code	443
Local Phone Number	420-7861
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CSTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false